FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        September 29, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Securities Fund (the trust):

             Fidelity Blue Chip Growth Fund

             Fidelity Dividend Growth Fund

             Fidelity Growth & Income Portfolio

             Fidelity OTC Portfolio (the funds)

             File No. 2-93601 and 811-4118

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary